Commitments and contingencies (Details - Balance sheet) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Right of use asset - non-current	$ 6,632,349	$ 7,837,345
Lease Liability – current	2,106,867	2,159,173
Lease Liability - non-current	4,949,802	6,106,047
Total operating lease liabilities	$ 7,056,669	$ 8,265,220